                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         9-30-02
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ William B. Frels               St. Paul, MN        11-15-02
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                    FORM 13F

Mairs and Power, Inc.
Discretionary Clients' Holdings as of 09-30-02

ITEM 1                          ITEM 2   ITEM 3     ITEM 4           ITEM 5                     ITEM 6    ITEM 7       ITEM 8
                                TITLE OF            MARKET
NAME OF ISSUER                  CLASS    CUSIP      VALUE            SHARES         SH/PRN      INVSTMT   MANAGERS     VOTING
                                                                                                DISCR                  AUTHORITY
COMMON STOCK                                                                                                           SOLE
Abbott Laboratories             COM      002824100      3,574,592        88,480     SHR         SOLE                       88,480
ADC Telecom                     COM      000886101      3,663,900     3,186,000     SHR         SOLE                    3,186,000
Agere Systems Class B           COM                        45,148        41,044     SHR         SOLE                       41,044
Alcoa                           COM      013817101        592,510        30,700     SHR         SOLE                       30,700
Allstate Corp                   COM      020002101        497,700        14,000     SHR         SOLE                       14,000
American Express                COM      025816109      1,734,263        55,621     SHR         SOLE                       55,621
American Int'l Group            COM      026874107      1,041,762        19,045     SHR         SOLE                       19,045
American Water Works            COM      030411102        446,600        10,000     SHR         SOLE                       10,000
Amgen                           COM      031162100        400,737         9,610     SHR         SOLE                        9,610
Anadarko Pete Corp              COM      032511107        365,406         8,204     SHR         SOLE                        8,204
AOL Time Warner                 COM      02364J104        422,078        36,075     SHR         SOLE                       36,075
Applied Materials Inc           COM                       594,063        51,434     SHR         SOLE                       51,434
Arbitron                        COM      03875Q108      4,287,359       125,729     SHR         SOLE                      125,729
Archer-Daniels                  COM      039483102        157,626        12,600     SHR         SOLE                       12,600
AT & T                          COM      001957109        542,250        45,150     SHR         SOLE                       45,150
AT&T Wireless Group             COM      00209A106        111,001        26,942     SHR         SOLE                       26,942
Automatic Data Proc             COM      053015103        322,909         9,287     SHR         SOLE                        9,287
Bank of America Corp            COM      060505104      3,665,433        57,452     SHR         SOLE                       57,452
Bank of Hawaii                  COM      694058108      1,450,800        52,000     SHR         SOLE                       52,000
Baxter International            COM      071813109     29,511,514       966,007     SHR         SOLE                      966,007
Bemis                           COM      081437105     31,022,607       627,988     SHR         SOLE                      627,988
BMC Industries                  COM      055607105      1,239,137     1,032,614     SHR         SOLE                    1,032,614
BP PLC                          COM      055622104      5,430,429       136,101     SHR         SOLE                      136,101
Briggs & Stratton               COM      109043109        262,780         7,000     SHR         SOLE                        7,000
Bristol-Myers Squibb            COM      110122108      5,247,900       220,500     SHR         SOLE                      220,500
Burlington Northern             COM      12189T104        679,328        28,400     SHR         SOLE                       28,400
Burlington Resources            COM      122014103      4,132,167       107,721     SHR         SOLE                      107,721
Cardinal Health                 COM      14149Y108        624,368        10,038     SHR         SOLE                       10,038
Ceridian                        COM      156779100     18,599,813     1,305,250     SHR         SOLE                    1,305,250

ITEM 1                          ITEM 2   ITEM 3     ITEM 4           ITEM 5                     ITEM 6    ITEM 7       ITEM 8
                                TITLE OF            MARKET
NAME OF ISSUER                  CLASS    CUSIP      VALUE            SHARES         SH/PRN      INVSTMT   MANAGERS     VOTING
                                                                                                DISCR                  AUTHORITY
Charles Schwab Corp             COM                     1,183,157       135,995     SHR         SOLE                      135,995
ChevronTexaco Corp              COM      166764100      1,162,199        16,783     SHR         SOLE                       16,783
Cisco                           COM      17275R102        151,279        14,435     SHR         SOLE                       14,435
Citigroup Inc                   COM      173034109      1,216,057        41,014     SHR         SOLE                       41,014
Community First Bkshr           COM      203902101        809,245        29,026     SHR         SOLE                       29,026
Community First Bkshr           COM      203902101        521,077        18,690     SHR         SOLE                       18,690
Corning                         COM      219350105      3,043,200     1,902,000     SHR         SOLE                    1,902,000
Covance Inc.                    COM      222816100        260,281        13,300     SHR         SOLE                       13,300
Delta Air Lines                 COM      247361108        199,215        21,444     SHR         SOLE                       21,444
Deluxe Corp                     COM      248019101     10,327,887       229,203     SHR         SOLE                      229,203
Donaldson                       COM      257651109     33,465,742       974,825     SHR         SOLE                      974,825
Ebenx Inc.                      COM      278668108         19,500        10,000     SHR         SOLE                       10,000
Ecolab Inc                      COM      278865100     25,583,488       613,072     SHR         SOLE                      613,072
EFunds Corp                     COM      28224R101     17,721,366     1,889,070     SHR         SOLE                    1,889,070
Emerson Electric                COM      291011104     31,162,622       709,209     SHR         SOLE                      709,209
Exxon Mobil Corp                COM      30231g102      3,596,906       112,756     SHR         SOLE                      112,756
Federal Natl Mtge               COM      313586109        236,672         3,975     SHR         SOLE                        3,975
First Data Corp                 COM      319963104      1,265,576        45,280     SHR         SOLE                       45,280
Fleet Boston Finan.             COM                       721,776        35,503     SHR         SOLE                       35,503
Freddie Mac Voting Shs          COM      313400301        391,300         7,000     SHR         SOLE                        7,000
G & K Services Cl A             COM      361268105      4,698,380       138,800     SHR         SOLE                      138,800
General Binding                 COM      369154109        158,500        10,000     SHR         SOLE                       10,000
General Electric                COM      369604103     26,975,916     1,094,358     SHR         SOLE                    1,094,358
General Mills                   COM      370334104     39,719,402       894,178     SHR         SOLE                      894,178
Genuine Parts                   COM      372460105        436,620        14,250     SHR         SOLE                       14,250
Gillette Company                COM      375766102      2,092,720        70,700     SHR         SOLE                       70,700
Graco Inc                       COM      384109104     38,685,272     1,559,890     SHR         SOLE                    1,559,890
HB Fuller                       COM      359694106     29,867,247     1,122,829     SHR         SOLE                    1,122,829
Hershey                         COM      427866108        657,730        10,600     SHR         SOLE                       10,600
Home Depot                      COM      437076102      1,210,388        46,375     SHR         SOLE                       46,375
Honeywell Inc                   COM      438516106     21,874,057     1,009,883     SHR         SOLE                    1,009,883
Hormel                          COM      440452100     35,047,384     1,601,800     SHR         SOLE                    1,601,800

ITEM 1                          ITEM 2   ITEM 3     ITEM 4           ITEM 5                     ITEM 6    ITEM 7       ITEM 8
                                TITLE OF            MARKET
NAME OF ISSUER                  CLASS    CUSIP      VALUE            SHARES         SH/PRN      INVSTMT   MANAGERS     VOTING
                                                                                                DISCR                  AUTHORITY
IBM                             COM      459200101      2,971,121        50,954     SHR         SOLE                       50,954
Ingersoll Rand                  COM      456866102        351,288        10,200     SHR         SOLE                       10,200
Intel                           COM      458140100      3,282,785       236,342     SHR         SOLE                      236,342
J.P. Morgan Chase & Co          COM      46625H100      2,640,749       139,060     SHR         SOLE                      139,060
Jefferson-Pilot                 COM      475070108        304,479         7,593     SHR         SOLE                        7,593
Johnson & Johnson               COM      478160104     39,703,523       734,163     SHR         SOLE                      734,163
Kimberly-Clark                  COM      494368103      4,956,170        87,503     SHR         SOLE                       87,503
Lucent Tech                     COM      549463107        148,464       195,347     SHR         SOLE                      195,347
Medtronic Inc                   COM      585055106     52,215,984     1,239,696     SHR         SOLE                    1,239,696
Merck & Co                      COM      589331107     22,739,934       497,483     SHR         SOLE                      497,483
Merrill Lynch                   COM      590188108        787,505        23,900     SHR         SOLE                       23,900
Microsoft                       COM      594918104      1,552,595        35,496     SHR         SOLE                       35,496
MMM Co.                         COM      88579Y101     38,770,253       352,553     SHR         SOLE                      352,553
Motorola                        COM      620076109      2,844,596       279,430     SHR         SOLE                      279,430
MTS Systems                     COM      553777103     16,988,333     1,794,100     SHR         SOLE                    1,794,100
Murphy Oil                      COM      626717102        508,834         6,200     SHR         SOLE                        6,200
Newell Rubbermaid               COM      651192106      1,336,671        43,300     SHR         SOLE                       43,300
Nokia                           COM      654902204        213,855        16,140     SHR         SOLE                       16,140
Patterson Dental                COM      703412106      4,304,238        84,100     SHR         SOLE                       84,100
Pentair Inc                     COM      709631105     26,792,954       720,822     SHR         SOLE                      720,822
Pfizer Inc                      COM      717081103     38,948,787     1,342,136     SHR         SOLE                    1,342,136
Pharmacia Corp                  COM                       202,992         5,221     SHR         SOLE                        5,221
Procter & Gamble                COM      742718109        989,079        11,066     SHR         SOLE                       11,066
Qwest Communications            COM      749121109        272,018       119,306     SHR         SOLE                      119,306
Royal Dutch Petrol              COM      780257804        911,859        22,700     SHR         SOLE                       22,700
SAFECO Corp                     COM      786429100        274,897         8,650     SHR         SOLE                        8,650
SBC Communications              COM      78387G103        208,497        10,373     SHR         SOLE                       10,373
Schlumberger Ltd                COM      806857108      6,567,391       170,759     SHR         SOLE                      170,759
Service Master                  COM      81760N109      1,009,050        93,000     SHR         SOLE                       93,000
Sigma Aldrich                   COM      826552101        325,182         6,600     SHR         SOLE                        6,600
St. Jude Medical                COM      790849103     26,417,072       739,974     SHR         SOLE                      739,974
St. Paul Cos                    COM      792860108     28,982,735     1,009,148     SHR         SOLE                    1,009,148

ITEM 1                          ITEM 2   ITEM 3     ITEM 4           ITEM 5                     ITEM 6    ITEM 7       ITEM 8
                                TITLE OF            MARKET
NAME OF ISSUER                  CLASS    CUSIP      VALUE            SHARES         SH/PRN      INVSTMT   MANAGERS     VOTING
                                                                                                DISCR                  AUTHORITY
Sturm Ruger                     COM      864159108        292,800        24,000     SHR         SOLE                       24,000
Super Valu                      COM      868536103     23,419,115     1,450,100     SHR         SOLE                    1,450,100
Target Corp                     COM      87612E106     45,641,883     1,546,134     SHR         SOLE                    1,546,134
TCF Financial                   COM      872275102     44,273,624     1,045,916     SHR         SOLE                    1,045,916
Texas Instruments               COM      882508104        793,149        53,700     SHR         SOLE                       53,700
Toro                            COM      891092108     33,412,950       594,008     SHR         SOLE                      594,008
UnitedHealth Group              COM      910581107        784,980         9,000     SHR         SOLE                        9,000
US Bancorp                      COM      902973304     34,225,268     1,842,049     SHR         SOLE                    1,842,049
Valspar                         COM      920355104     28,390,522       761,140     SHR         SOLE                      761,140
Verizon Comm                    COM      92343v104     19,070,562       694,991     SHR         SOLE                      694,991
Wells Fargo & Co                COM      949746101     58,152,863     1,207,493     SHR         SOLE                    1,207,493
Weyerhaeuser                    COM      962166104      1,943,388        44,400     SHR         SOLE                       44,400
Wyeth                           COM      983024100      1,053,693        33,135     SHR         SOLE                       33,135
Xcel Energy Inc.                COM      98389B100      3,848,549       413,378     SHR         SOLE                      413,378
Zimmer Holdings, Inc.           COM      98956P102        312,203         8,143     SHR         SOLE                        8,143



COMMON STOCK SUBTOTAL                               1,079,267,775    42,538,137                                        42,538,137

PREFERRED STOCK

Barclays Pfd. E                          06738C836        433,160        17,000     SHR         SOLE                       17,000
St. Paul Capital Pfd. 7.6%               85231F207        868,680        34,200     SHR         SOLE                       34,200


PREFERRED STOCK SUBTOTAL                                1,301,840        51,200                                            51,200

MUTUAL FUNDS

Acorn Fund                               53015p403        150,577        10,435     SHR         SOLE                       10,435
Dean Witter US Govt Sec                  616969200        106,122        11,218     SHR         SOLE                       11,218

ITEM 1                          ITEM 2   ITEM 3     ITEM 4           ITEM 5                     ITEM 6    ITEM 7       ITEM 8
                                TITLE OF            MARKET
NAME OF ISSUER                  CLASS    CUSIP      VALUE            SHARES         SH/PRN      INVSTMT   MANAGERS     VOTING
                                                                                                DISCR                  AUTHORITY
Fidelity MN Muni                         316412303        257,373        21,941     SHR         SOLE                       21,941
PW Pace Gov't Sec. Fixed Incom           695740100        185,185        14,093     SHR         SOLE                       14,093
SIT MN Tax Free Inc                      82979K100        654,865        63,765     SHR         SOLE                       63,765
SIT Balanced Fund                                         241,530        21,623     SHR         SOLE                       21,623
Vanguard Index Tr 500                    922908108        200,565         2,665     SHR         SOLE                        2,665


MUTUAL FUND SUBTOTAL                                    1,796,217       145,741                                           145,741

GRAND TOTALS                                        1,082,365,832    42,735,078                                        42,735,078